Assets and Liabilities Measured and Recorded at Fair Value on Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other current assets-assets held for sale	$ 5.1	$ 3.6	$ 10.0
Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other current assets-assets held for sale	$ 5.1	$ 3.6	$ 10.0